Commitments and Contingencies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 INR (₨) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($) shares
Commitments and Contingencies [Line Items]
Shares converted (in Shares)	86	86
Percentage of defined contribution plan	12.00%	12.00%
Contribution cost | $	$ 790		$ 810
CRO Contract [Member]
Commitments and Contingencies [Line Items]
Amount converted | $				$ 1,680,210
Shares converted (in Shares)				86
Shares issued (in Shares)	86	86
Employee Benefits – Gratuity [Member]
Commitments and Contingencies [Line Items]
Basic salary payable for each	$ 12,000	₨ 1,000,000
Defined Contribution Plan Vesting Period	5 years	5 years